Summary of Significant Accounting Policies - Summary of Activity in Unpaid Service Provider Cost For The Period (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Receivables [Abstract]
Beginning balance	$ 54,524	$ 19,968
Unpaid service cost incurred in current year	305,665	147,031
Unpaid service cost incurred in previous year	(519)	(5,429)
Total	305,146	141,602
Unpaid service cost paid in current year	224,825	79,331
Unpaid service cost paid in previous year	54,005	41,418
Total	278,830	120,749
Ending balance	$ 80,840	$ 40,821